Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
Weiss Alternative Balanced Risk Fund | Investor Class
Prospectus:
Trading Symbol	WEIZX
Weiss Alternative Balanced Risk Fund | Class I
Prospectus:
Trading Symbol	WEISX
Weiss Alternative Balanced Risk Fund | Class K
Prospectus:
Trading Symbol	WEIKX